UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-05276

 Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, N.Y. 10036
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/12 is included with this Form.

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Stephen E. Grant,
Portfolio Manager
(right)
Jeffrey D. Geffen,
Director of Fixed
Income(left)

Objective:
High total investment
return consistent with
reasonable risk

Inception Date:
October 1, 1987

Net Assets at
June 30, 2012:
$327,109,089

Portfolio
Composition at
June 30, 2012:
(Percentage of Total
Net Assets)

Top Ten Holdings (As of 6/30/2012)

Company	Percentage of Total Net Assets
Alexion Pharmaceuticals, Inc.	2.06%
SLM Corp. MTN, 4.27%, 4/1/14	1.80%
AMETEK, Inc.	1.59%
Government National Mortgage Association, 5.50%, 8/20/37	1.54%
Ecolab, Inc.	1.36%
Henry Schein, Inc.	1.25%
TJX Companies, Inc.	1.15%
AutoZone, Inc.	1.12%
Sigma-Aldrich Corp.	1.09%
U.S. Treasury Notes, 0.38%, 6/15/15	1.07%
Equity Sector Weightings vs. Index (As of 6/30/2012)

About information in this report:

●	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

●
The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Barclays Capital Aggregate Bond Index is an unmanaged index that is generally considered to be representative of investment grade U.S. government and corporate bonds being traded in the U.S. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Average Annual Total Returns (For periods ended 6/30/2012)

	Year to Date (not annualized)	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception 10/01/1987
Value Line Strategic Asset Management Trust	9.13%	4.74%	14.02%	3.03%	6.24%	9.54%

60/40 (S&P 500 Index/Barclays Capital Aggregate Bond Index)	6.64%	6.26%	12.61%	2.85%	5.45%	8.63%
S&P 500 Index	9.49%	5.45%	16.40%	0.22%	5.33%	9.50%
Barclays Capital U.S. Government/Credit Bond Index	2.65%	8.79%	7.34%	6.90%	5.79%	7.34%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call (800) 221-3253 or visit www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contract owner may pay on distributions or redemption of units.

Trust Expenses

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested on January 1, 2012 and held for six months ended June 30, 2012.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

¢	Value Line Strategic Asset Management Trust (Unaudited)	Semiannual Report To Contractowners

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period*	Annualized Expense Ratio
Actual	$1,000	$1,091.30	$4.58	0.88%
Hypothetical (5% return before expenses)	$1,000	$1,020.49	$4.42	0.88%

*
Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Trust’s most recent fiscal half-year). This expense ratio may differ from the expense ratio shown in the financial highlights.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

¢	Value Line Strategic Asset Management Trust

Schedule of Investments

June 30, 2012 (Unaudited)
Common Stocks — 75.5%
Shares		Value
Consumer Discretionary — 11.9%
10,000	AutoZone, Inc. *	$3,671,700
14,000	Bed Bath & Beyond, Inc. *	865,200
24,000	BorgWarner, Inc. * (1)	1,574,160
36,000	Brinker International, Inc.	1,147,320
26,000	Buckle, Inc. (The) (1)	1,028,820
5,000	Chipotle Mexican Grill, Inc. *	1,899,750
13,000	Coach, Inc.	760,240
13,000	Coinstar, Inc. * (1)	892,580
22,000	Darden Restaurants, Inc.	1,113,860
27,000	Domino’s Pizza, Inc.	834,570
14,000	DSW, Inc. Class A	761,600
13,000	Fossil, Inc. *	995,020
17,000	Genuine Parts Co.	1,024,250
21,000	Johnson Controls, Inc.	581,910
15,800	Life Time Fitness, Inc. *	734,858
83,000	LKQ Corp. *	2,772,200
12,000	Lululemon Athletica, Inc. * (1)	715,560
20,000	McDonald’s Corp.	1,770,600
10,000	NIKE, Inc. Class B	877,800
28,000	O’Reilly Automotive, Inc. *	2,345,560
7,000	Penn National Gaming, Inc. *	312,130
8,000	PVH Corp.	622,320
3,000	Ralph Lauren Corp.	420,180
6,000	Signet Jewelers Ltd.	264,060
16,000	Starbucks Corp.	853,120
88,000	TJX Companies, Inc. (The)	3,777,840
10,000	Under Armour, Inc. Class A * (1)	944,800
4,000	VF Corp.	533,800
17,600	Warnaco Group, Inc. (The) *	749,408
4,000	Williams-Sonoma, Inc.	139,880
32,000	Wolverine World Wide, Inc.	1,240,960
42,000	Yum! Brands, Inc.	2,705,640
		38,931,696
Consumer Staples — 5.6%
16,900	British American Tobacco PLC ADR	1,725,828
9,000	Bunge Ltd.	564,660
50,000	Church & Dwight Co., Inc.	2,773,500
10,000	Costco Wholesale Corp.	950,000
17,000	Energizer Holdings, Inc. *	1,279,250
84,000	Flowers Foods, Inc.	1,951,320
20,000	General Mills, Inc.	770,800
35,500	Green Mountain Coffee Roasters, Inc. * (1)	773,190
10,000	Harris Teeter Supermarkets, Inc.	409,900
12,000	Herbalife Ltd.	579,960
60,000	Hormel Foods Corp.	1,825,200
10,000	PepsiCo, Inc.	706,600
35,000	Reynolds American, Inc.	1,570,450
14,000	TreeHouse Foods, Inc. *	872,060
17,000	Whole Foods Market, Inc.	1,620,440
		18,373,158
Energy — 1.5%
54,000	EQT Corp.	2,896,020
34,000	FMC Technologies, Inc. *	1,333,820
6,000	Noble Energy, Inc.	508,920
		4,738,760

Shares		Value
Financials — 5.8%
8,000	Affiliated Managers Group, Inc. *	$875,600
37,000	AFLAC, Inc.	1,575,830
46,000	American Tower Corp. REIT	3,215,860
15,000	Ameriprise Financial, Inc.	783,900
12,000	Arch Capital Group Ltd. *	476,280
14,000	Bank of Montreal	773,640
12,500	BlackRock, Inc.	2,122,750
4,000	Camden Property Trust REIT	270,680
10,000	Eaton Vance Corp. (1)	269,500
20,000	HCP, Inc. REIT	883,000
9,000	M&T Bank Corp.	743,130
10,000	ProAssurance Corp.	890,900
28,800	Royal Bank of Canada	1,475,136
15,000	Stifel Financial Corp. *	463,500
26,000	T. Rowe Price Group, Inc.	1,636,960
11,284	Toronto-Dominion Bank (The)	882,747
46,000	Wells Fargo & Co.	1,538,240
		18,877,653
Health Care — 12.0%
68,000	Alexion Pharmaceuticals, Inc. *	6,752,400
17,400	Allergan, Inc.	1,610,718
9,000	C.R. Bard, Inc.	966,960
27,000	Cerner Corp. *	2,231,820
50,000	DENTSPLY International, Inc.	1,890,500
12,000	Edwards Lifesciences Corp. *	1,239,600
16,000	Endo Health Solutions, Inc. *	495,680
62,000	Express Scripts Holding Co. *	3,461,460
1,400	Fresenius Medical Care AG & Co. KGaA ADR	98,826
52,000	Henry Schein, Inc. *	4,081,480
34,600	IDEXX Laboratories, Inc. *	3,326,098
6,000	Intuitive Surgical, Inc. *	3,322,740
4,000	Mednax, Inc. *	274,160
11,800	Mettler-Toledo International, Inc. *	1,839,030
10,000	Novo Nordisk A/S ADR	1,453,400
35,250	Owens & Minor, Inc.	1,079,708
16,000	SXC Health Solutions Corp. *	1,587,360
6,500	Techne Corp.	482,300
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,104,320
32,000	Thermo Fisher Scientific, Inc.	1,661,120
4,000	Universal Health Services, Inc. Class B	172,640
		39,132,320
Industrials — 19.5%
17,000	Actuant Corp. Class A	461,720
13,000	Acuity Brands, Inc.	661,830
104,250	AMETEK, Inc.	5,203,118
12,000	Babcock & Wilcox Co. *	294,000
21,000	BE Aerospace, Inc. *	916,860
11,000	C.H. Robinson Worldwide, Inc.	643,830
32,000	Canadian National Railway Co.	2,700,160
21,000	Chicago Bridge & Iron Co. N.V.	797,160
34,000	CLARCOR, Inc.	1,637,440
13,000	Clean Harbors, Inc. *	733,460
43,200	Danaher Corp.	2,249,856
46,000	Donaldson Co., Inc.	1,535,020

4	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)
Shares		Value
14,000	Eaton Corp.	$554,820
29,000	EnerSys *	1,017,030
15,400	Esterline Technologies Corp. *	960,190
57,000	Exelis, Inc.	562,020
18,000	FedEx Corp.	1,648,980
22,000	General Dynamics Corp.	1,451,120
42,000	IDEX Corp.	1,637,160
19,000	IHS, Inc. Class A *	2,046,870
14,000	Iron Mountain, Inc.	461,440
28,500	ITT Corp.	501,600
16,200	J.B. Hunt Transport Services, Inc.	965,520
40,000	Kansas City Southern	2,782,400
18,000	Kirby Corp. *	847,440
21,000	L-3 Communications Holdings, Inc.	1,554,210
17,000	Lennox International, Inc.	792,710
7,000	Parker Hannifin Corp.	538,160
17,000	Precision Castparts Corp.	2,796,330
63,500	Republic Services, Inc.	1,680,210
18,000	Rockwell Collins, Inc.	888,300
29,000	Roper Industries, Inc.	2,858,820
36,000	Stericycle, Inc. *	3,300,120
8,000	Teledyne Technologies, Inc. *	493,200
17,000	Toro Co. (The)	1,245,930
17,400	TransDigm Group, Inc. *	2,336,820
12,000	Union Pacific Corp.	1,431,720
36,000	United Technologies Corp.	2,719,080
13,600	Valmont Industries, Inc.	1,645,192
13,000	W.W. Grainger, Inc.	2,486,120
76,500	Waste Connections, Inc.	2,288,880
24,000	Woodward Inc.	946,560
25,000	Xylem, Inc.	629,250
		63,902,656
Information Technology — 7.7%
17,000	Accenture PLC Class A	1,021,530
17,000	Alliance Data Systems Corp. * (1)	2,295,000
48,000	Amphenol Corp. Class A	2,636,160
12,000	Anixter International, Inc.	636,600
19,000	ANSYS, Inc. *	1,199,090
4,000	Apple, Inc. *	2,336,000
20,000	Avago Technologies Ltd.	718,000
23,000	Check Point Software Technologies Ltd. *	1,140,570
24,000	Cognizant Technology Solutions Corp. Class A *	1,440,000
8,000	CommVault Systems, Inc. *	396,560
1,800	Concur Technologies, Inc. *	122,580
18,800	Equinix, Inc. *	3,302,220
32,000	Informatica Corp. *	1,355,520
3,400	j2 Global, Inc. (1)	89,828
6,000	Rackspace Hosting, Inc. *	263,640
18,400	Salesforce.com, Inc. *	2,543,984
32,000	TIBCO Software, Inc. *	957,440
13,000	VeriFone Systems, Inc. *	430,170
15,000	VMware, Inc. Class A *	1,365,600
14,300	Wright Express Corp. *	882,596
		25,133,088
Materials — 8.6%
17,000	Air Products & Chemicals, Inc.	1,372,410
15,000	Airgas, Inc.	1,260,150
18,200	Albemarle Corp.	1,085,448
30,000	AptarGroup, Inc.	1,531,500
28,000	Ball Corp.	1,149,400

Shares		Value
5,000	CF Industries Holdings, Inc.	$968,700
29,000	Crown Holdings, Inc. *	1,000,210
12,000	Cytec Industries, Inc.	703,680
65,000	Ecolab, Inc.	4,454,450
44,000	FMC Corp.	2,353,120
14,000	Greif, Inc. Class A	574,000
6,000	NewMarket Corp.	1,299,600
32,000	Praxair, Inc.	3,479,360
20,000	Rockwood Holdings, Inc.	887,000
19,000	Scotts Miracle-Gro Co. (The) Class A (1)	781,280
3,000	Sherwin-Williams Co. (The)	397,050
48,400	Sigma-Aldrich Corp.	3,578,212
26,000	Valspar Corp. (The)	1,364,740
		28,240,310
Telecommunication Services — 1.5%
42,000	Crown Castle International Corp. *	2,463,720
44,000	SBA Communications Corp. Class A *	2,510,200
		4,973,920
Utilities — 1.4%
18,600	ITC Holdings Corp.	1,281,726
20,000	ONEOK, Inc.	846,200
7,000	Questar Corp.	146,020
21,000	South Jersey Industries, Inc.	1,070,370
34,000	Wisconsin Energy Corp.	1,345,380
		4,689,696
	Total Common Stocks (Cost $138,565,447)	246,993,257

Principal Amount		Value
U.S. Government Agency Obligations — 7.3%

$500,000	Federal Home Loan Mortgage Corp., 1.00%, 3/8/17	$502,704
1,500,000	Federal Home Loan Mortgage Corp., 1.25%, 5/12/17	1,519,824
500,000	Federal Home Loan Mortgage Corp., 1.75%, 5/30/19	511,410
113,320	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	122,009
28,034	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	30,118
37,353	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	40,130
101,361	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	108,896
26,730	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	26,870
770,785	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	783,443
455,812	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	466,404
743,015	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	772,230
38,568	Federal National Mortgage Association, 4.00%, 8/1/14	39,261
2,500,000	Federal National Mortgage Association, 1.25%, 1/30/17	2,539,407
62,880	Federal National Mortgage Association, 4.00%, 4/1/24	66,932

See Notes to Financial Statements.	5

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)
Principal Amount		Value
$612,391	Federal National Mortgage Association, 4.00%, 3/1/25	$651,662
335,635	Federal National Mortgage Association, 4.00%, 6/1/26	357,368
943,746	Federal National Mortgage Association, 3.50%, 7/1/26	998,236
407,137	Federal National Mortgage Association, 4.00%, 7/1/26	433,500
87,004	Federal National Mortgage Association, 4.50%, 7/1/40	93,638
19,153	Federal National Mortgage Association, 4.50%, 8/1/40	20,614
706,765	Federal National Mortgage Association, 4.50%, 8/1/40	758,348
19,220	Federal National Mortgage Association, 4.50%, 9/1/40	20,685
208,520	Federal National Mortgage Association, 4.50%, 10/1/40	224,421
658,400	Federal National Mortgage Association, 4.50%, 2/1/41	709,841
387,605	Federal National Mortgage Association, 4.50%, 3/1/41	417,889
581,561	Federal National Mortgage Association, 4.50%, 4/1/41	626,999
23,861	Federal National Mortgage Association, 4.50%, 4/1/41	25,725
260,333	Federal National Mortgage Association, 4.50%, 4/1/41	280,673
333,034	Federal National Mortgage Association, 4.50%, 4/1/41	359,054
2,000,000	Federal National Mortgage Association TBA, 3.50%, 7/1/42	2,102,188
621,016	Government National Mortgage Association, 5.50%, 1/15/36	689,518
1,703,253	Government National Mortgage Association, 4.25%, 2/20/37	1,777,513
4,543,554	Government National Mortgage Association, 5.50%, 8/20/37	5,046,160
786,694	Government National Mortgage Association, 3.00%, 4/16/39	819,520
	Total U.S. Government Agency Obligations (Cost $22,915,362)	23,943,190

U.S. Treasury Obligations — 8.4%
250,498	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	256,525
1,000,000	U.S. Treasury Notes, 0.75%, 6/15/14	1,008,281
3,500,000	U.S. Treasury Notes, 0.38%, 6/15/15	3,496,994
3,000,000	U.S. Treasury Notes, 1.75%, 5/31/16	3,135,258
500,000	U.S. Treasury Notes, 0.88%, 12/31/16	504,492
500,000	U.S. Treasury Notes, 0.75%, 6/30/17	500,605
2,200,000	U.S. Treasury Notes, 1.88%, 10/31/17	2,321,000
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,097,422
2,000,000	U.S. Treasury Notes, 2.25%, 7/31/18	2,152,968
500,000	U.S. Treasury Notes, 1.38%, 9/30/18	511,875
2,500,000	U.S. Treasury Notes, 1.75%, 10/31/18	2,615,820
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	568,281
1,000,000	U.S. Treasury Notes, 3.63%, 2/15/21	1,180,625
800,000	U.S. Treasury Notes, 2.00%, 11/15/21	829,438
1,500,000	U.S. Treasury Notes, 2.00%, 2/15/22	1,550,508

Principal Amount		Value
$2,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	$3,022,188
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,352,656
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,332,656
	Total U.S. Treasury Obligations (Cost $25,520,120)	27,437,592

Corporate Bonds & Notes — 7.7%
Communications — 0.8%
1,000,000	AT&T, Inc., Senior Unsecured Notes, 3.88%, 8/15/21	1,089,259
500,000	Time Warner, Inc., Guaranteed Notes, 4.70%, 1/15/21	557,163
1,000,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 12/15/21	1,062,176
		2,708,598
Consumer, Cyclical — 0.3%
1,000,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	1,038,523
		1,038,523
Consumer, Non-cyclical — 1.1%
1,000,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.50%, 9/15/20	1,046,429
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	523,405
1,000,000	Medco Health Solutions, Inc., Senior Unsecured Notes, 2.75%, 9/15/15	1,028,280
1,000,000	Teva Pharmaceutical Finance IV BV, Guaranteed Notes, 3.65%, 11/10/21	1,051,778
		3,649,892
Energy — 0.5%
1,000,000	Halliburton Co., Senior Unsecured Notes, 6.15%, 9/15/19	1,235,962
500,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	509,731
		1,745,693
Financial — 3.1%
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21	533,390
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	526,704
1,000,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, 3/1/16	1,036,481
1,000,000	Lincoln National Corp., Senior Unsecured Notes, 4.20%, 3/15/22	999,172
6,000,000	SLM Corp. MTN, Senior Unsecured Notes, 4.27%, 4/1/14 (3)	5,893,440
1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.74%, 6/15/17 (3)	964,779
		9,953,966
Industrial — 1.5%
1,000,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	1,058,693
1,000,000	Caterpillar, Inc., Senior Unsecured Notes, 3.90%, 5/27/21	1,113,543
1,000,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.25%, 11/15/19	1,116,970

6	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

June 30, 2012 (Unaudited)

Principal Amount		Value
$1,000,000	Tyco International Finance SA, Guaranteed Notes, 3.75%, 1/15/18	$1,114,933
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	501,315
		4,905,454
Utilities - 0.4%
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	1,112,110
		1,112,110
	Total Corporate Bonds & Notes (Cost $24,472,426)	25,114,236

Short-Term Investments — 0.8%
Repurchase Agreements — 0.8%
2,500,000	With Morgan Stanley, 0.14%, dated 06/29/12, due 07/02/12, delivery value $2,500,029 (collateralized by $2,240,000 U.S. Treasury Notes 3.1250% due 05/15/21, with a value of $2,562,030)	2,500,000
	Total Short-Term Investments (Cost $2,500,000)	2,500,000

Shares		Value

Collateral for Securities on Loan — 2.7%
8,894,754	Value Line Funds Collateral Account	8,894,754
	Total Collateral for Securities on Loan (Cost $8,894,754)	8,894,754
	Total Investments — 102.4% (Cost $222,868,109)	334,883,029
Excess Of Liabilities Over Cash And Other Assets — (–2.4%)		(7,773,940)
Net Assets — 100.0%		$327,109,089
Net Asset Value Per Outstanding Share ($327,109,089 ÷ 16,186,489 shares outstanding)		$20.21

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2012, the market value of the securities on loan was $8,940,484.
(2)	Treasury Inflation-Protection Security (TIPS).
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

See Notes to Financial Statements.	7

¢	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

ASSETS:
Investment securities, at value (Cost - $220,368,109) (securities on loan, at value, $8,940,484)	$332,383,029
Repurchase agreement (Cost - $2,500,000)	2,500,000
Cash	138,968
Receivable for securities sold	6,502,629
Interest and dividends receivable	573,789
Receivable for trust shares sold	19,337
Prepaid expenses	19,142
Receivable for securities lending income	2,915
Other	31
Total Assets	342,139,840
LIABILITIES:
Payable upon return of collateral for securities on loan	8,894,754
Payable for securities purchased	5,744,581
Payable for trust shares redeemed	153,416
Accrued expenses:
Advisory fee	128,266
Service and distribution plan fees	64,150
Other	45,584
Total Liabilities	15,030,751
Net Assets	$327,109,089
NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 16,186,489 shares)	$161,865
Additional paid-in capital	189,514,269
Undistributed net investment income	3,232,398
Accumulated net realized gain on investments and foreign currency	22,167,481
Net unrealized appreciation of investments and foreign currency translations	112,033,076
Net Assets	$327,109,089
Net Asset Value Per Outstanding Share
($327,109,089 ÷ 16,186,489 shares outstanding)	$20.21

Statement of Operations
For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $21,760)	$1,486,340
Interest	1,130,669
Securities lending income	3,242
Total Income	2,620,251
Expenses:
Advisory fee	826,268
Service and distribution plan fees	661,014
Auditing and legal fees	100,618
Trustees’ fees and expenses	34,138
Custodian fees	28,835
Insurance	19,632
Printing and postage	13,948
Other	21,553
Total Expenses Before Fees Waived and Custody Credits	1,706,006
Less: Service and Distribution Plan Fees Waived	(247,880)
Less: Custody Credits	(188)
Net Expenses	1,457,938
Net Investment Income	1,162,313
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	16,686,338
Change in Net Unrealized Appreciation/(Depreciation)	11,082,159
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	27,768,497
NET INCREASE IN NET ASSETS FROM OPERATIONS	$28,930,810

8	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011

Operations:
Net investment income	$1,162,313	$2,071,501
Net realized gain on investments and foreign currency	16,686,338	13,630,328
Change in net unrealized appreciation/(depreciation)	11,082,159	(2,810,531)
Net increase in net assets from operations	28,930,810	12,891,298
Distributions to Shareholders:
Net investment income	—	(1,952,250)
Trust Share Transactions:
Proceeds from sale of shares	3,347,514	3,975,521
Proceeds from reinvestment of dividends to shareholders	—	1,952,250
Cost of shares redeemed	(25,063,600)	(53,617,494)
Net decrease in net assets from trust share transactions	(21,716,086)	(47,689,723)

Total Increase/(Decrease) in Net Assets	7,214,724	(36,750,675)
NET ASSETS:
Beginning of period	319,894,365	356,645,040

End of period	$327,109,089	$319,894,365

Undistributed net investment income, at end of period	$3,232,398	$2,070,085

See Notes to Financial Statements.	9

¢	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2012 (Unaudited)
			Years Ended December 31,
			2011	2010		2009	2008	2007
Net asset value, beginning of period	$18.52		$17.96	$15.72		$14.36	$23.67	$23.16
Income from investment operations:
Net investment income	0.08		0.13	0.11		0.14	0.20	0.28
Net gains or (losses) on securities (both realized and unrealized)	1.61		0.54	2.27		2.67	(6.44)	3.22
Total from investment operations	1.69		0.67	2.38		2.81	(6.24)	3.50
Less distributions:
Dividends from net investment income	—		(0.11)	(0.14)		(0.17)	(0.30)	(0.24)
Distributions from net realized gains	—		—	—		(1.28)	(2.77)	(2.75)
Total distributions	—		(0.11)	(0.14)		(1.45)	(3.07)	(2.99)
Net asset value, end of period	$20.21		$18.52	$17.96		$15.72	$14.36	$23.67
Total return*	9.13	%(1)	3.68%	15.20%		21.16%	(29.39)%	15.28%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$327,109		$319,894	$356,645		$362,955	$355,887	$605,133
Ratio of expenses to average net assets(2)	1.03	%(3)	1.03%	1.03	%(4)	1.02%	1.00%	0.95%
Ratio of expenses to average net assets(5)	0.88	%(3)	0.88%	0.84	%(6)	0.87%	0.84%	0.78%
Ratio of net investment income to average net assets	0.70	%(3)	0.60%	0.56%		0.81%	0.82%	1.06%
Portfolio turnover rate	17	%(1)	28%	21%		16%	24%	26%

*
Total returns do not reflect the effects of charges deducted under the terms of Guardian Insurance and Annuity Company, Inc.’s (GIAC) variable contracts. Including such charges would reduce the total returns for all periods shown.

(1)	Not annualized.
(2)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits, but exclusive of the fee waivers would have been 0.99% for the year ended December 31, 2008 and would have been unchanged for the other periods shown.

(3)	Annualized.
(4)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.
(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.
(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.

10	See Notes to Financial Statements.

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation

Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

Short-term investments with maturities of 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Trust are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of June 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$246,993,257	$0	$0	$246,993,257
U.S. Government Agency Obligations	0	23,943,190	0	23,943,190
U.S. Treasury Obligations	0	27,437,592	0	27,437,592
Corporate Bonds & Notes	0	25,114,236	0	25,114,236
Short-Term Investments	0	2,500,000	0	2,500,000
Collateral for Securities on Loan	0	8,894,754	0	8,894,754
Total Investments in Securities	$246,993,257	$87,889,772	$0	$334,883,029

11

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation of premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Trust is currently assessing the impact of this guidance on its financial statements.

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the six months ended June 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended June 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(D) Federal Income Taxes

It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Management has analyzed the Trust’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended December 31, 2008 through December 31, 2011), and has concluded that no provision for federal or state income tax is required in the Trust’s financial statements. The Trust’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

(F) Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, if applicable, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

The Trust may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of the inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

12

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

(G) Foreign Currency Translation

The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Trust, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(H) Representations and Indemnifications

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(I) Accounting for Real Estate Investment Trusts

The Trust owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(J) Foreign Taxes

The Trust may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Trust will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(K) Securities Lending

Under an agreement with State Street Bank & Trust (“State Street”), the Trust can lend its securities to brokers, dealers and other financial institutions approved by the Board of Trustees. By lending its investment securities, the Trust attempts to increase its net investment income through receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Trust. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Generally, in the event of a counter-party default, the Trust has the right to use the collateral to offset the losses incurred.

Upon entering into a securities lending transaction, the Trust receives cash or other securities as collateral in an amount equal to or exceeding 102% of the current market value of the loaned securities. Any cash received as collateral is generally invested by State Street Global Advisors, acting in its capacity as securities lending agent (the “Agent”), in The Value Line Funds collateral account. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Trust.

As of June 30, 2012, the Trust loaned securities which were collateralized by cash. The value of the securities on loan and the value of the related collateral were as follows:

Value of Securities Loaned	Value of Cash Collateral	Total Collateral (including Calculated Mark)
$8,940,484	$8,894,754	$9,133,669

(L) Subsequent Events

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2.	Trust Share Transactions, Dividends and Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC).

13

¢	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

June 30, 2012 (Unaudited)

Transactions in shares of beneficial interest in the Trust were as follows:

	Six Months Ended June 30, 2012 (unaudited)	Year Ended December 31, 2011
Shares sold	167,520	212,856
Shares issued in reinvestment of dividends and distributions	—	100,580
Shares redeemed	(1,253,997)	(2,901,775)
Net decrease	(1,086,477)	(2,588,339)
Dividends per share from net investment income	$—	$0.1059

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

PURCHASES:	Six Months Ended June 30, 2012 (unaudited)
U.S. Treasury & Government Agency Obligations	$37,882,387
Other Investment Securities	18,072,836
Total Purchases	$55,955,223
SALES:
U.S. Treasury & Government
Agency Obligations	$18,945,237
Other Investment Securities	54,865,051
Total Sales	$73,810,288

4.	Income Taxes

At June 30, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$222,868,109
Gross tax unrealized appreciation	$113,632,183
Gross tax unrealized depreciation	(1,617,263)
Net tax unrealized appreciation on investments	$112,014,920

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $826,268 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended June 30, 2012. This was computed at an annual rate of 0.50% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries.

The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the six months ended June 30, 2012, fees amounting to $661,014, before fee waivers, were accrued under the Plan. Effective May 1, 2007 through June 30, 2012, the Distributor contractually agreed to reduce the fee under the Plan by 0.15% for one year periods. For the six months ended June 30, 2012, the fees waived amounted to $247,880. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2012, the Trust’s expenses were reduced by $188 under a custody credit arrangement with the custodian.

Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a Trustee of the Trust.

14

¢	Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

          A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

15

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	September 7, 2012